Balance Sheets (Parenthetical) (USD $)	Sep. 25, 2011	Dec. 26, 2010	Dec. 27, 2009
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized shares	10,000,000	10,000,000	10,000,000
Preferred stock, issued shares	0	0	0
Preferred stock, outstanding shares	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized shares	250,000,000	50,000,000	50,000,000
Common stock, issued shares	34,556,620	33,148,915	32,748,915
Common stock, outstanding shares	34,556,620	33,148,915	32,748,915